Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Statements [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Trading Symbol	pts
Entity Registrant Name	POINTS INTERNATIONAL LTD
Entity Central Index Key	0001204413
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	14,111,864
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY